SCHEDULE OF ESTIMATED USEFUL LIFE (Details)	Dec. 31, 2023
Minimum [Member] | Electronic Bicycle [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	5 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	3 years
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	4 years
Maximum [Member] | Electronic Bicycle [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	10 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	5 years
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	10 years